CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) shares
Supplemental Income Statement Elements [Abstract]
Allowance for doubtful accounts | $		$ 264		$ 162
Ordinary shares, par value | ₪ / shares	₪ 3		₪ 3
Ordinary shares, shares authorized		10,000,000		10,000,000
Ordinary shares, shares issued		6,020,693		5,849,678
Ordinary shares, shares outstanding		6,020,693		5,849,678